UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Country VP Growth Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Shares	Value
COMMON STOCKS - 87.97%
Consumer Discretionary - 7.51%
Dollar General Corporation	9,200	$162,564
Gentex Corporation	13,200	230,472
The Home Depot, Inc.	4,100	173,430
Kohl's Corporation (a)	2,900	153,729
Target Corporation	2,300	119,623
Williams-Sonoma, Inc. (a)	3,200	135,680
		975,498
Consumer Staples - 12.62%
Altria Group, Inc.	2,550	180,693
The Coca-Cola Company	3,200	133,984
CVS Corporation	4,600	137,402
Kimberly-Clark Corporation	3,200	184,960
McCormick & Company	3,500	118,510
The Procter & Gamble Company	3,700	213,194
Sara Lee Corporation	11,900	212,772
Sysco Corporation	4,100	131,405
Unilever NV - ADR	1,500	103,830
Wal-Mart Stores, Inc.	4,700	222,028
		1,638,778
Energy - 11.87%
Apache Corporation	3,000	196,530
ChevronTexaco Corp.	2,800	162,316
ConocoPhillips	3,400	214,710
Diamond Offshore Drilling, Inc.	2,700	241,650
Exxon Mobil Corporation	3,900	237,354
Halliburton Company	3,400	248,268
Schlumberger Limited (b)	1,900	240,483
		1,541,311
Financials - 11.83%
ACE Limited (b)	3,200	166,432
American Express Company	2,600	136,630
American International Group, Inc.	3,000	198,270
Bank of America Corporation	2,053	93,494
The Bank of New York Company, Inc.	3,300	118,932
Citigroup Inc.	5,800	273,934
JPMorgan Chase & Co.	4,500	187,380
Washington Mutual, Inc.	3,700	157,694
Wells Fargo & Company	3,200	204,384
		1,537,150
Health Care - 11.05%
Abbott Laboratories	3,650	155,015
Amgen Inc. (a)	1,700	123,675
Baxter International Inc.	3,900	151,359
Forest Laboratories, Inc. (a)	2,800	124,964
Johnson & Johnson	3,300	195,426
Medco Health Solutions, Inc. (a)	3,500	200,270
Medtronic, Inc.	3,200	162,400
Pfizer Inc.	8,400	209,328
Quest Diagnostics Incorporated	2,200	112,860
		1,435,297
Industrials - 11.62%
3M Co.	1,800	136,242
American Power Conversion Corporation	5,700	131,727
Caterpillar Inc.	3,000	215,430
Emerson Electric Co.	1,600	133,808
FedEx Corp.	1,500	169,410
General Electric Company	9,700	337,366
Illinois Tool Works, Inc.	1,200	115,572
Masco Corporation	4,000	129,960
Rockwell Automation, Inc.	1,950	140,225
		1,509,740
Information Technology - 13.33%
Analog Devices, Inc.	2,100	80,409
Avid Technology, Inc. (a)	2,800	121,688
Canon Inc. - ADR	3,400	224,570
CDW Corp.	1,900	111,815
Cisco Systems, Inc. (a)	6,500	140,855
Intel Corporation	7,500	145,125
International Business Machines Corporation	1,300	107,211
International Rectifier Corporation (a)	2,775	114,968
Microsoft Corporation	5,000	136,050
Nokia Corp. - ADR	8,700	180,264
Oracle Corp. (a)	8,500	116,365
QUALCOMM Inc.	2,400	121,464
Symantec Corporation (a)	7,800	131,274
		1,732,058
Materials - 2.85%
Alcoa Inc.	5,300	161,968
Newmont Mining Corporation	4,000	207,560
		369,528
Telecommunication Services - 2.30%
ALLTEL Corporation	2,400	155,400
Verizon Communications Inc.	4,200	143,052
		298,452
Utilities - 2.99%
Dominion Resources Inc.	1,375	94,916
Duke Energy Corporation	3,300	96,195
FPL Group, Inc.	2,500	100,350
Progress Energy, Inc.	2,200	96,756
		388,217
TOTAL COMMON STOCKS (Cost $9,582,974)		11,426,029

	Shares
SHORT TERM INVESTMENTS - 11.40%
Money Market Funds - 11.40%
Federated Prime Obligations Fund	330,916	330,916
Harris Insight Money Market Fund	570,469	570,469
Janus Money Market Fund	580,000	580,000
		1,481,385
TOTAL SHORT TERM INVESTMENTS (Cost $1,481,385)		1,481,385

Total Investments (Cost $11,064,359) (c) - 99.37%		12,907,414
Other Assets in Excess of Liabilities - 0.63%		81,890
TOTAL NET ASSETS - 100.00%		$12,989,304

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign security.
(c )	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$11,064,359
	Gross unrealized appreciation	2,222,352
	Gross unrealized depreciation	(379,297)
	Net unrealized appreciation	$1,843,055

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Country VP Balanced Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Shares	Value
COMMON STOCKS - 60.51%
Consumer Discretionary - 4.33%
Dollar General Corporation	4,400	$77,748
Gentex Corporation	5,200	90,792
The Home Depot, Inc.	2,600	109,980
Kohl's Corporation (a)	1,400	74,214
Target Corporation	1,600	83,216
Williams-Sonoma, Inc. (a)	1,500	63,600
		499,550
Consumer Staples - 8.31%
Altria Group, Inc.	1,300	92,118
The Coca-Cola Company	2,100	87,927
CVS Corporation	3,400	101,558
Kimberly-Clark Corporation	1,900	109,820
McCormick & Company	2,200	74,492
The Procter & Gamble Company	2,200	126,764
Sara Lee Corporation	4,100	73,308
Sysco Corporation	2,800	89,740
Wal-Mart Stores, Inc.	4,300	203,132
		958,859
Energy - 7.44%
Apache Corporation	1,900	124,469
ConocoPhillips	2,400	151,560
Diamond Offshore Drilling, Inc.	1,600	143,200
Exxon Mobil Corporation	2,500	152,150
Halliburton Company	2,200	160,644
Schlumberger Limited (e)	1,000	126,570
		858,593
Financials - 8.67%
ACE Limited (e)	1,800	93,618
American Express Company	1,600	84,080
American International Group, Inc.	1,900	125,571
Bank of America Corporation	2,400	109,296
The Bank of New York Company, Inc.	3,000	108,120
Citigroup Inc.	3,400	160,582
JPMorgan Chase & Co.	1,980	82,447
Washington Mutual, Inc.	2,100	89,502
Wells Fargo & Company	2,300	146,901
		1,000,117
Health Care - 7.93%
Abbott Laboratories	2,600	110,422
Amgen Inc. (a)	1,100	80,025
Baxter International Inc.	2,000	77,620
Forest Laboratories, Inc. (a)	1,400	62,482
Johnson & Johnson	2,100	124,362
Medco Health Solutions, Inc. (a)	2,000	114,440
Medtronic, Inc.	2,000	101,500
Pfizer Inc.	6,500	161,980
Quest Diagnostics Incorporated	1,600	82,080
		914,911
Industrials - 7.68%
3M Co.	1,500	113,535
American Power Conversion Corporation	3,600	83,196
Caterpillar Inc.	2,000	143,620
Emerson Electric Co.	900	75,267
FedEx Corp.	900	101,646
General Electric Company	6,100	212,158
Masco Corporation	2,400	77,976
Rockwell Automation, Inc.	1,100	79,101
		886,499
Information Technology - 10.39%
Avid Technology, Inc. (a)	1,700	73,882
Canon Inc. - ADR	1,600	105,680
CDW Corp.	1,300	76,505
Cisco Systems, Inc. (a)	5,500	119,185
First Data Corporation	1,900	88,958
Intel Corporation	3,800	73,530
International Business Machines Corporation	1,100	90,717
International Rectifier Corporation (a)	2,200	91,146
Microsoft Corporation	5,100	138,771
Nokia Corp. - ADR	5,400	111,888
Oracle Corp. (a)	6,000	82,140
QUALCOMM Inc.	1,200	60,732
Symantec Corporation (a)	5,100	85,833
		1,198,967
Materials - 1.90%
Alcoa Inc.	3,600	110,016
Newmont Mining Corporation	2,100	108,969
		218,985
Telecommunication Services - 1.43%
ALLTEL Corporation	1,400	90,650
Verizon Communications Inc.	2,200	74,932
		165,582
Utilities - 2.43%
Dominion Resources Inc.	1,000	69,030
Duke Energy Corporation	2,500	72,875
FPL Group, Inc.	1,600	64,224
Progress Energy, Inc.	1,700	74,766
		280,895
TOTAL COMMON STOCKS (Cost $5,837,255)		6,982,958
	Principal
	Amount
ASSET BACKED SECURITIES - 2.17%
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	$100,000	99,571
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	50,000	45,753
Consumer Funding, LLC
3.800%, 04/20/2008	5,461	5,463
Countrywide Asset-Backed Certificates
5.549%, 04/25/2036	100,000	99,594
TOTAL ASSET BACKED SECURITIES (Cost $250,227)		250,381

CORPORATE BONDS - 4.16%
Consumer Staples - 0.41%
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	50,000	47,338
Financials - 3.32%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $49,894) (b)	50,000	48,699
General Electric Capital Corporation
4.250%, 12/01/2010	100,000	95,431
3.000%, 06/27/2018 (d)	50,000	44,680
HSBC Finance Corporation
4.125%, 12/15/2008	100,000	96,955
Toyota Motor Credit Corporation
4.350%, 12/15/2010	100,000	96,815
		382,580
Telecommunication Services - 0.43%
GTE South, Inc.
6.000%, 02/15/2008	50,000	50,043
TOTAL CORPORATE BONDS (Cost $498,754)		479,961

MORTGAGE BACKED SECURITIES - 14.04%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	46,439	45,193
Federal Home Loan Bank
4.840%, 01/25/2012	43,004	41,754
Federal Home Loan Mortgage Corp.
5.125%, 12/15/2013	47,728	47,323
6.500%, 03/01/2015	58,890	60,134
4.000%, 11/15/2018	200,000	177,088
5.000%, 11/15/2018	75,000	72,144
5.000%, 10/01/2020	48,737	47,514
5.000%, 10/15/2031	50,000	47,895
Federal National Mortgage Association
5.000%, 02/01/2014	61,263	60,209
5.500%, 09/01/2025	47,958	47,186
5.500%, 02/01/2033	79,903	78,184
5.500%, 12/01/2035	49,296	48,133
5.290%, 11/25/2043	50,000	48,938
6.500%, 02/25/2044	48,285	48,582
6.500%, 05/25/2044	41,824	42,590
Government National Mortgage Association
4.500%, 05/20/2014	77,054	74,401
4.116%, 03/16/2019	47,209	45,797
6.000%, 02/15/2032	44,786	45,349
7.000%, 07/15/2032	49,838	51,972
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	100,000	97,553
Master Asset Securitization Trust
5.500%, 07/25/2033	47,518	46,048
Mortgage IT Trust
4.250%, 02/25/2035 (d)	42,676	41,508
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/04, Cost $30,117) (b)	28,664	28,685
Residential Asset Securitization Trust
4.750%, 02/25/2019	48,214	46,195
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	125,000	120,087
5.411%, 07/15/2041	75,000	73,700
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	37,466	35,429
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,667,237)		1,619,591

U.S. GOVERNMENT AGENCY ISSUES - 4.47% (c)
Federal Home Loan Bank
1.600%, 04/05/2007 (d)	50,000	48,844
4.000%, 07/02/2015 (d)	150,000	140,902
4.000%, 06/26/2018 (d)	50,000	46,628
4.250%, 07/17/2018 (d)	50,000	46,412
4.250%, 07/23/2018 (d)	75,000	69,604
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	75,000	71,642
New Valley Generation IV
4.687%, 01/15/2022	94,141	91,896
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $525,345)		515,928

U.S. TREASURY OBLIGATIONS - 7.51%
U.S. Treasury Bond - 0.52%
7.500%, 11/15/2016	50,000	60,418
U.S. Treasury Inflation Index Bond - 0.23%
2.375%, 01/15/2025	26,105	26,234
U.S. Treasury Inflation Index Notes - 1.45%
3.375%, 01/15/2012	55,425	58,763
3.000%, 07/15/2012	54,736	57,038
1.875%, 07/15/2013	53,584	52,033
		167,834
U.S. Treasury Notes - 5.31%
6.875%, 05/15/2006	100,000	100,585
3.125%, 05/15/2007	50,000	49,051
2.750%, 08/15/2007	50,000	48,604
4.000%, 09/30/2007	75,000	74,080
2.625%, 05/15/2008	50,000	47,805
4.125%, 08/15/2008	100,000	98,570
3.875%, 05/15/2009	100,000	97,273
3.875%, 07/15/2010	50,000	48,188
4.250%, 11/15/2013	50,000	48,023
		612,179
TOTAL U.S. TREASURY OBLIGATIONS (Cost $890,433)		866,665

	Shares
SHORT TERM INVESTMENTS - 6.30%
Money Market Funds - 6.30%
Federated Prime Obligations Fund	186,856	186,856
Janus Money Market Fund	540,000	540,000
		726,856
TOTAL SHORT TERM INVESTMENTS (Cost $726,856)		726,856

Total Investments (Cost $10,396,107) (f) - 99.16%		11,442,340
Other Assets in Excess of Liabilities - 0.84%		96,864
TOTAL NET ASSETS - 100.00%		$11,539,204

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	The obligations of certain U.S. Government-sponsored entities are neither
	issued nor guaranteed by the United States Treasury.
(d)	Variable rate security. The rate shown is in effect on March 31, 2006.
(e)	Foreign security.
(f)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$10,396,107
	Gross unrealized appreciation	1,360,547
	Gross unrealized depreciation	(314,314)
	Net unrealized appreciation	$1,046,233

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Country VP Short Term Bond Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 9.50%
AmeriCredit Automobile Receivables Trust
4.610%, 01/06/2009	$41,835	$41,706
Bank One Issuance Trust
4.600%, 10/15/2009 (b)	500,000	500,094
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	150,000	149,356
Consumer Funding, LLC
3.800%, 04/20/2008	19,659	19,668
Countrywide Asset-Backed Certificates
5.363%, 03/25/2030	100,000	99,385
4.431%, 05/25/2032	141,561	139,939
5.549%, 04/25/2036	150,000	149,391
New Century Home Equity Loan Trust
3.560%, 11/25/2033	35,315	35,104
Residential Asset Securities Corporation
3.250%, 12/25/2028	47,431	46,918
4.767%, 10/25/2032	100,000	98,397
Structured Asset Securities Corporation
5.540%, 11/25/2032	150,000	148,261
TOTAL ASSET BACKED SECURITIES (Cost $1,433,507)		1,428,219

CORPORATE BONDS - 14.06%
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	104,542
Chevron Phillips Chemical Company
5.375%, 06/15/2007	100,000	99,541
Comcast Cable Communications, Inc.
8.375%, 05/01/2007	150,000	154,617
FPL Group Capital Inc.
4.086%, 02/16/2007	150,000	148,412
General Electric Capital Corporation
3.500%, 08/15/2007	300,000	293,501
General Motors Acceptance Corporation
5.625%, 05/15/2009	100,000	93,061
GTE South, Inc.
6.000%, 02/15/2008	200,000	200,170
Marshall & Ilsley Bank
2.900%, 08/18/2009	190,909	183,307
Merrill Lynch & Co., Inc.
4.790% 03/12/2007 (b)	200,000	198,536
Nationwide Life Global Fund
2.750%, 05/15/2007 (Acquired 02/20/2004, Cost $299,403) (a)	300,000	290,386
Rowan Companies, Inc.
5.880%, 03/15/2012	149,000	151,168
U.S. Central Credit Union
2.700%, 09/30/2009	127,273	120,745
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $78,209) (a)	78,577	75,763
TOTAL CORPORATE BONDS (Cost $2,174,499)		2,113,749

MORTGAGE BACKED SECURITIES - 39.98%
Bank of America Mortgage Securities
5.250%, 10/25/2020	111,749	109,491
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	150,000	147,785
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	92,877	90,385
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	190,905	189,105
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	97,545	97,030
Deutsche Mortgage Securities, Inc.
5.022%, 06/26/2035 (Acquired 09/22/05, Cost $172,160) (a)	172,240	171,110
Federal Home Loan Bank
4.840%, 01/25/2012	86,008	83,509
4.720%, 09/20/2012	140,706	135,826
Federal Home Loan Mortgage Corp.
2.478%, 05/15/2010	134,523	132,856
6.000%, 11/15/2011	217,620	217,596
4.500%, 05/01/2013	285,536	274,916
6.500%, 03/01/2015	147,226	150,336
Federal National Mortgage Association
5.000%, 01/01/2011	118,471	117,198
6.000%, 05/01/2013	297,733	301,724
4.500%, 06/01/2013	213,902	206,315
5.000%, 06/01/2013	219,196	215,426
4.000%, 11/01/2013	212,371	201,222
5.000%, 02/01/2014	122,526	120,419
4.224%, 05/01/2034	126,488	122,350
5.290%, 11/25/2043	150,000	146,813
6.500%, 02/25/2044	96,569	97,165
6.500%, 05/25/2044	97,590	99,378
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	146,259
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	117,603	119,856
3.400%, 04/10/2040	304,325	294,522
Government National Mortgage Association
4.104%, 03/16/2018	285,583	278,101
4.116%, 03/16/2019	141,626	137,392
4.130%, 02/16/2027	235,354	228,367
3.727%, 03/16/2027	100,000	95,960
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	121,221	117,781
Master Alternative Loan Trust
5.000%, 06/25/2015	90,504	88,614
Mortgage IT Trust
4.250%, 02/25/2035 (b)	85,352	83,016
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/04, Cost $90,350) (a)	85,993	86,056
Salomon Brothers Mortgage Securities VII
3.222%, 03/18/2036	147,185	144,985
6.168%, 11/13/2036	100,000	101,185
Washington Mutual
4.138%, 01/25/2033	104,242	103,707
3.177%, 09/25/2033	126,472	124,834
4.846%, 10/25/2035	230,568	227,295
Wells Fargo Mortgage Backed Securities Trust
5.500%, 09/25/2033	100,000	99,522
4.450%, 10/25/2033	112,399	106,287
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,184,181)		6,011,694

U.S. GOVERNMENT AGENCY ISSUES - 8.69% (c)
Federal Home Loan Bank
1.600%, 04/05/2007 (b)	200,000	195,375
3.250%, 11/27/2009 (b)	150,000	146,328
3.500%, 01/30/2014 (b)	200,000	197,220
4.000%, 02/27/2014 (b)	200,000	196,566
Federal Home Loan Mortgage Corp.
2.375%, 02/15/2007	250,000	244,206
Federal National Mortgage Association
3.125%, 07/15/2006	150,000	149,204
Overseas Private Investment Company
2.410%, 06/15/2009	105,227	104,676
3.420%, 01/15/2015	79,734	73,156
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,320,966)		1,306,731

U.S. TREASURY OBLIGATIONS - 13.12%
U.S. Treasury Inflation Index Note - 1.64%
0.875%, 04/15/2010	259,743	246,025
U.S. Treasury Notes - 11.48%
2.375%, 08/31/2006	500,000	495,176
3.375%, 02/28/2007	500,000	493,360
3.750%, 05/15/2008	150,000	146,777
4.125%, 08/15/2008	600,000	591,422
		1,726,735
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,986,095)		1,972,760

SHORT TERM INVESTMENTS - 14.82%
U.S. Government Agency Obligations - 6.57%
Federal Home Loan Mortgage Corp.
4.780%, 07/24/2006	250,000	246,216
Federal National Mortgage Association
4.760%, 06/28/2006	750,000	741,273
		987,489

	Shares
Money Market Funds - 8.25%
Harris Insight Money Market Fund	697,044	697,044
Janus Money Market Fund	544,150	544,150
		1,241,195
TOTAL SHORT TERM INVESTMENTS (Cost $2,228,684)		2,228,684

Total Investments (Cost $15,327,932) (d) - 100.17%		15,061,837
Other Liabilities in Excess of other assets - (0.17)%		(25,920)
TOTAL NET ASSETS - 100.00%		$15,035,917

Footnotes

Percentages are stated as a percent of net assets.

(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate is shown is in effect on March 31, 2006.
(c)	The obligations of certain U.S. Government-sponsored entities are neither
	issued nor guaranteed by the United States Treasury.
(d)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$15,327,932
	Gross unrealized appreciation	2,139
	Gross unrealized depreciation	(268,238)
	Net unrealized appreciation	$ (266,099)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Country VP Bond Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.16%
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	$75,000	$68,630
Consumer Funding, LLC
3.800%, 04/20/2008	18,567	18,576
Countrywide Asset-Backed Certificates
5.549%, 04/25/2036	150,000	149,390
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	95,321
TOTAL ASSET BACKED SECURITIES (Cost $335,730)		331,917

CORPORATE BONDS - 11.85%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $99,787) (a)	100,000	97,399
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	104,542
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	190,861
3.000%, 06/27/2018 (b)	250,000	223,398
GTE South, Inc.
6.000%, 02/15/2008	200,000	200,170
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	193,910
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027	150,000	160,691
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	77,061
Perforadora Centrale
5.240%, 12/15/2018 (d)	86,669	86,036
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	193,631
Vessel Management Services Inc.
4.960%, 11/15/2027	88,000	84,224
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	213,021
TOTAL CORPORATE BONDS (Cost $1,895,931)		1,824,944

MORTGAGE BACKED SECURITIES - 38.09%
Bank of America Mortgage Securities
5.250%, 10/25/2020	140,860	138,014
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	78,946	76,828
Federal Home Loan Bank
4.840%, 01/25/2012	86,008	83,509
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	147,226	150,336
4.000%, 11/15/2018	500,000	442,720
5.000%, 11/15/2018	200,000	192,385
5.000%, 10/01/2020	146,212	142,540
5.000%, 10/15/2031	150,000	143,685
Federal National Mortgage Association
5.000%, 02/01/2014	183,789	180,628
5.500%, 09/01/2025	191,831	188,744
5.500%, 02/01/2033	143,826	140,732
5.500%, 12/01/2035	147,887	144,398
5.290%, 11/25/2043	150,000	146,813
6.500%, 02/25/2044	96,569	97,165
6.500%, 05/25/2044	97,590	99,378
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	146,259
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	202,883	196,348
Government National Mortgage Association
4.500%, 05/20/2014	192,634	186,003
5.500%, 10/20/2015	205,883	204,926
4.104%, 03/16/2018	152,311	148,320
4.116%, 03/16/2019	141,626	137,392
4.031%, 01/16/2021	191,270	185,030
3.727%, 03/16/2027	100,000	95,960
6.000%, 12/15/2031	98,146	99,372
6.000%, 02/15/2032	134,357	136,048
7.000%, 07/15/2032	99,675	103,944
5.000%, 07/15/2033	424,486	411,781
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	292,657
Mortgage IT Trust
4.250%, 02/25/2035 (b)	85,352	83,016
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/04, Cost $52,532) (a)	49,449	49,770
6.500%, 10/25/2034 (Acquired 08/18/04, Cost $90,350) (a)	85,993	86,056
Residential Asset Securities Corporation
4.767%, 10/25/2032	150,000	147,596
Residential Asset Securitization Trust
4.750%, 02/25/2019	128,570	123,187
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	49,386
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	432,311
5.411%, 07/15/2041	75,000	73,700
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	112,399	106,287
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,031,209)		5,863,224

U.S. GOVERNMENT AGENCY ISSUES - 14.44% (c)
Federal Home Loan Bank
3.250%, 11/27/2009 (b)	150,000	146,328
4.000%, 07/23/2013 (b)	100,000	96,893
3.500%, 01/30/2014 (b)	100,000	98,610
4.000%, 07/02/2015 (b)	500,000	469,672
4.000%, 03/30/2016 (b)	50,000	47,656
4.000%, 06/19/2018 (b)	100,000	93,543
4.250%, 06/19/2018 (b)	100,000	93,258
4.000%, 06/26/2018 (b)	325,000	303,818
4.000%, 07/09/2018 (b)	100,000	92,202
4.250%, 07/17/2018 (b)	220,000	204,215
4.500%, 07/23/2018 (b)	50,000	47,088
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	238,806
Federal National Mortgage Association
3.125%, 07/15/2006	100,000	99,469
New Valley Generation IV
4.687%, 01/15/2022	94,141	91,896
5.570%, 03/01/2026	100,000	99,982
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,253,492)		2,223,436

U.S. TREASURY OBLIGATIONS - 30.36%
U.S. Treasury Bond - 3.62%
7.500%, 11/15/2016	200,000	241,672
5.375%, 02/15/2031	300,000	315,797
		557,469
U.S. Treasury Inflation Index Bond - 1.02%
2.375%, 01/15/2025	156,630	157,407
U.S. Treasury Inflation Index Notes - 4.66%
3.000%, 07/15/2012	437,884	456,306
1.875%, 07/15/2013	107,167	104,065
2.000%, 01/15/2014	159,786	155,947
		716,318
U.S. Treasury Notes - 21.06%
4.000%, 09/30/2007	200,000	197,547
4.250%, 11/30/2007	100,000	99,043
4.125%, 08/15/2008	100,000	98,570
3.375%, 11/15/2008	1,850,000	1,784,527
4.375%, 11/15/2008	100,000	98,859
3.875%, 05/15/2009	50,000	48,637
3.875%, 07/15/2010	150,000	144,562
4.500%, 11/15/2010	200,000	197,312
4.250%, 11/15/2013	300,000	288,141
4.250%, 11/15/2014	100,000	95,578
4.000%, 02/15/2015	100,000	93,715
4.250%, 08/15/2015	100,000	95,262
		3,241,753
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,851,989)		4,672,947

	Shares
SHORT TERM INVESTMENTS - 3.01%
Money Market Funds - 3.01%
Harris Insight Money Market Fund	362,301	362,301
Janus Money Market Fund	101,615	101,615
		463,916
TOTAL SHORT TERM INVESTMENTS (Cost $463,916)		463,916

Total Investments (Cost $15,832,267) (e) - 99.91%		15,380,384
Other Assets in Excess of Liabilities - 0.09%		13,169
TOTAL NET ASSETS - 100.00%		$15,393,553

Footnotes

Percentages are stated as a percent of net assets.

(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate shown is in effect on March 31, 2006.
(c)	The obligations of certain U.S. Government-sponsored entities are neither
	issued nor guaranteed by the United States Treasury.
(d)	Foreign security.
(e)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$15,832,267
	Gross unrealized appreciation	6,183
	Gross unrealized depreciation	(458,066)
	Net unrealized appreciation	$(451,883)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date 5/12/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date 5/12/06

By (Signature and Title) /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date 5/15/06